Debt - Narrative (Details)	6 Months Ended
Jun. 30, 2026 USD ($) subsidiary installment
AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements | Sale and Leaseback Facility
Debt Instrument [Line Items]
Sale leaseback transaction, lease term	7 years
Sale leaseback transaction, cash penalty	$ 25,000,000
AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements | Sale and Leaseback Facility | Minimum
Debt Instrument [Line Items]
Sale leaseback transaction, minimum cash balances required	$ 3,600,000
AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements | Sale and Leaseback Facility | Sixth installment
Debt Instrument [Line Items]
Sale leaseback transaction, number of quarterly installments | installment	12
Variable rate (as a percent)	4.50%
Debt instrument, credit adjustment spread	0.26161%
AVIC International Leasing Co., Ltd. (“AVIC”) – Sale and leaseback financing arrangements | Sale and Leaseback Facility | Sixth installment | Mount Norefjell, Mount Ita, Mount Etna and Mount Blanc
Debt Instrument [Line Items]
Sale leaseback transaction, installment	$ 2,200,000
CCB Financial Leasing Co., Ltd. (“CCBFL”) – Sale and leaseback financing arrangements | Sale and Leaseback Facility
Debt Instrument [Line Items]
Sale leaseback transaction, lease term	7 years
Sale leaseback transaction, purchase option, year three	$ 56,000,000
Sale leaseback transaction, purchase option, after year seven	$ 46,000,000
Jiangsu Financial Leasing Co. Ltd (“Jiangsu”) – Sale and leaseback financing arrangements | Sale and Leaseback Facility
Debt Instrument [Line Items]
Sale leaseback transaction, lease term	7 years
Sale leaseback transaction, purchase option, year three	$ 56,000,000
Sale leaseback transaction, purchase option, after year seven	46,000,000
CCBFL and Jiangsu Financial Leasing Co. Ltd (“Jiangsu”) – Sale and leaseback financing arrangements | Sale and Leaseback Facility
Debt Instrument [Line Items]
Sale leaseback transaction, minimum cash balances required	$ 12,300,000
Sale leaseback transaction, number of subsidiaries | subsidiary	8
Sale leaseback transaction, cash balances required, period	3 months
CCBFL and Jiangsu Financial Leasing Co. Ltd (“Jiangsu”) – Sale and leaseback financing arrangements | Sale and Leaseback Facility | Minimum
Debt Instrument [Line Items]
Sale leaseback transaction, minimum cash balances required	$ 1,500,000
AVIC, CCBFL And Jiangsu – Sale and leaseback financing arrangements | Sale and Leaseback Facility
Debt Instrument [Line Items]
Sale leaseback transaction, average daily bareboat rate	$ 16,567
Drew Holdings Limited - Revolving credit facility | Line of credit | Related party
Debt Instrument [Line Items]
Variable rate (as a percent)	6.50%
Facility, amount available to drawdown	$ 10,000,000